Net Debt (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Interest bearing loans and borrowings
Total long-term debt	$ (15,452)	$ (15,560)	$ (16,792)
Current instalments of loans	(1,397)	(1,397)
Current instalments of finance leases		(5)
Current debt	(4,215)	(2,247)	(2,933)
Gross borrowings	(19,667)	(17,807)
Net derivative financial instruments	465	504
Net Borrowings	(19,202)	(17,303)
Cash and cash equivalents	2,978	3,324	5,239
Other investments - current	799	1,230	998
Other investments - non-current	82	70
Cash and investments	3,859	4,624
Net funds/(debt)	(15,343)	(12,679)
Other investments - non-current	1,089	933	$ 989
Cash flow
Interest bearing loans and borrowings
Current debt	(1,976)
Gross borrowings	(1,976)
Net derivative financial instruments	47
Net Borrowings	(1,929)
Cash and cash equivalents	(316)
Other investments - current	(415)
Cash and investments	(731)
Net funds/(debt)	(2,660)
Other non-cash changes
Interest bearing loans and borrowings
Total long-term debt	6
Current instalments of finance leases	5
Current debt	5
Gross borrowings	11
Net derivative financial instruments	(86)
Net Borrowings	(75)
Cash and cash equivalents	0
Other investments - current	(16)
Other investments - non-current	12
Cash and investments	(4)
Net funds/(debt)	(79)
Exchange movements
Interest bearing loans and borrowings
Total long-term debt	102
Current debt	3
Gross borrowings	105
Net Borrowings	105
Cash and cash equivalents	(30)
Cash and investments	(30)
Net funds/(debt)	75
Put option
Interest bearing loans and borrowings
Potential payable	1,900
Due after more than one year
Interest bearing loans and borrowings
Total long-term debt	(15,452)	(15,560)
Due after more than one year | Other non-cash changes
Interest bearing loans and borrowings
Total long-term debt	6
Due after more than one year | Exchange movements
Interest bearing loans and borrowings
Total long-term debt	102
Commercial paper
Interest bearing loans and borrowings
Current debt	(2,160)	(180)
Commercial paper | Cash flow
Interest bearing loans and borrowings
Current debt	(1,980)
Bank collateral
Interest bearing loans and borrowings
Current debt	(446)	(513)
Bank collateral | Cash flow
Interest bearing loans and borrowings
Current debt	67
Overdrafts
Interest bearing loans and borrowings
Current debt	(212)	$ (152)
Overdrafts | Cash flow
Interest bearing loans and borrowings
Current debt	(63)
Overdrafts | Exchange movements
Interest bearing loans and borrowings
Current debt	$ 3